Fair values of financial instruments carried at fair value - Fair value adjustments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 23	£ 31
MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	610	589
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	23	31
Risk-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	538	505
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– bid-offer | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	203	190
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	1
– uncertainty | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	46	37
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	17	26
– credit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	137	99
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– debit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(68)	(27)
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	5	4
– funding fair value adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	220	206
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	13	19
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	13	19
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 59	£ 65